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FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
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A Portfolio of Federated Municipal Securities Income Trust

CLASS B SHARES


SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2005


Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

1 The minimum subsequent investment amounts for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000. Purchases in excess of this limit may be made in Class A Shares. Accounts held in the name of a financial intermediary may be treated differently. See "Purchase Limits on Class B Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


Please insert the following as new subsections immediately following the subsection entitled "Reducing the Sales Charge with Breakpoint Discounts" under the Section entitled "What Do Shares Cost?" and immediately prior to the subsection entitled "Eliminating the Sales Charge":


PURCHASE LIMITS ON CLASS B SHARES (UNTIL AUGUST 31, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.


PURCHASE LIMITS ON CLASS B SHARES (EFFECTIVE SEPTEMBER 1, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.

                                                                  April 13, 2006

[Federated Logo]

Federated Municipal Securities Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400 or

Federated Securities Corp., Distributor

Cusip 313923203
34626 (4/06)

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FEDERATED NEW YORK MUNICIPAL INCOME FUND
------------------------------------------------------------------------------

A Portfolio of Federated Municipal Securities Income Trust

CLASS B SHARES


SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2005


Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

1 The minimum subsequent investment amounts for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000. Purchases in excess of this limit may be made in Class A Shares. Accounts held in the name of a financial intermediary may be treated differently. See "Purchase Limits on Class B Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


Please insert the following as new subsections immediately following the subsection entitled "Reducing the Sales Charge with Breakpoint Discounts" under the Section entitled "What Do Shares Cost?" and immediately prior to the subsection entitled "Eliminating the Sales Charge":


PURCHASE LIMITS ON CLASS B SHARES (UNTIL AUGUST 31, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.


PURCHASE LIMITS ON CLASS B SHARES (EFFECTIVE SEPTEMBER 1, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.

                                                                  April 13, 2006

[Federated Logo]

Federated Municipal Securities Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400 or

Federated Securities Corp., Distributor

Cusip 313923880
34627 (4/06)

Federated Pennsylvania Municipal Income Fund
Class B Shares
 (A Portfolio of Federated Municipal Securities Income Trust)
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Supplement to Prospectus dated October 31, 2005

Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

"1 The minimum subsequent investment amount for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000. Purchases in excess of this limit may be made in Class A Shares. Accounts held in the name of a financial intermediary may be treated differently. See "Purchase Limits on Class B Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month.
This conversion is a non-taxable event."


Please insert the following as new sub-sections immediately following the sub-section entitled "Reducing the Sales Charge with Breakpoint Discounts" and immediately prior to the sub-section entitled "Eliminating the Sales Charge" in the section entitled "What Do Shares Cost":


"PURCHASE LIMITS ON CLASS B SHARES (UNTIL AUGUST 31, 2006) In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.


PURCHASE LIMITS ON CLASS B SHARES (EFFECTIVE SEPTEMBER 1, 2006) In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently."





                                                                  April 13, 2006











[Federated Logo]

Federated Municipal Securities Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400 or

Federated Securities Corp., Distributor


Cusip
313923807
34628 (4/06)